DEBT (Tables)	12 Months Ended
Dec. 31, 2025
DEBT
Schedule of convertible notes
	December 31, 2025	December 31, 2024
Convertible notes	$1,992,580	$274,914
Unamortized discounts	(1,060,414)	(86,608)
Convertible notes, net	$932,166	$188,306

Schedule of maturities of debt
2026 (including past due amounts)	2,056,036
Total	$2,056,036